Quarterly Report
November 30, 2024
SSGA Funds
State Street S&P 500 Index Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
COMMUNICATION SERVICES — 8.8%
Alphabet, Inc. Class A	181,446	$30,655,302
Alphabet, Inc. Class C	148,459	25,310,775
AT&T, Inc.	223,541	5,177,210
Charter Communications, Inc. Class A (a)	2,900	1,151,199
Comcast Corp. Class A	120,187	5,190,877
Electronic Arts, Inc.	7,342	1,201,665
Fox Corp. Class A	7,816	368,290
Fox Corp. Class B	2,900	129,717
Interpublic Group of Cos., Inc.	12,228	376,745
Live Nation Entertainment, Inc. (a)	4,400	608,300
Match Group, Inc. (a)	7,587	248,398
Meta Platforms, Inc. Class A	67,664	38,860,788
Netflix, Inc. (a)	13,204	11,709,439
News Corp. Class A	12,561	368,665
News Corp. Class B	3,800	121,942
Omnicom Group, Inc.	6,598	691,602
Paramount Global Class B	18,831	204,316
Take-Two Interactive Software, Inc. (a)	5,294	997,284
T-Mobile U.S., Inc.	15,161	3,743,857
Verizon Communications, Inc.	131,164	5,815,812
Walt Disney Co.	55,718	6,545,193
Warner Bros Discovery, Inc. (a)	66,333	695,170
		140,172,546
CONSUMER DISCRETIONARY — 10.7%
Airbnb, Inc. Class A (a)	13,400	1,823,874
Amazon.com, Inc. (a)	289,426	60,168,771
Aptiv PLC (a)	8,511	472,616
AutoZone, Inc. (a)	471	1,492,853
Best Buy Co., Inc.	6,513	586,170
Booking Holdings, Inc.	1,053	5,477,685
BorgWarner, Inc.	7,563	259,562
Caesars Entertainment, Inc. (a)	6,777	260,847
CarMax, Inc. (a)	5,192	435,972
Carnival Corp. (a)	32,449	825,178
Chipotle Mexican Grill, Inc. (a)	41,800	2,571,536
Darden Restaurants, Inc.	3,946	695,561
Deckers Outdoor Corp. (a)	4,800	940,608
Domino's Pizza, Inc.	1,119	532,857
DR Horton, Inc.	9,079	1,532,354
eBay, Inc.	14,892	942,515
Expedia Group, Inc. (a)	4,175	770,788
Ford Motor Co.	119,531	1,330,380
Garmin Ltd.	4,899	1,041,527
General Motors Co.	35,341	1,964,606
Genuine Parts Co.	4,220	534,801
Hasbro, Inc.	4,232	275,715
Hilton Worldwide Holdings, Inc.	7,543	1,911,698
Home Depot, Inc.	30,716	13,181,157
Las Vegas Sands Corp.	9,805	520,253
Lennar Corp. Class A	7,380	1,286,998
Security Description	Shares	Value
LKQ Corp.	8,100	$318,249
Lowe's Cos., Inc.	17,403	4,741,099
Lululemon Athletica, Inc. (a)	3,400	1,090,244
Marriott International, Inc. Class A	7,206	2,083,182
McDonald's Corp.	22,329	6,609,607
MGM Resorts International (a)	7,700	295,218
Mohawk Industries, Inc. (a)	1,969	273,356
NIKE, Inc. Class B	37,626	2,963,800
Norwegian Cruise Line Holdings Ltd. (a)	13,900	373,771
NVR, Inc. (a)	100	923,558
O'Reilly Automotive, Inc. (a)	1,812	2,252,715
Pool Corp.	1,265	477,019
PulteGroup, Inc.	6,252	845,708
Ralph Lauren Corp.	1,196	276,754
Ross Stores, Inc.	10,234	1,584,940
Royal Caribbean Cruises Ltd.	7,197	1,756,500
Starbucks Corp.	35,569	3,644,400
Tapestry, Inc. (b)	7,581	472,145
Tesla, Inc. (a)	85,691	29,577,106
TJX Cos., Inc.	34,624	4,351,891
Tractor Supply Co. (b)	3,173	900,085
Ulta Beauty, Inc. (a)	1,549	598,905
Wynn Resorts Ltd.	3,391	320,043
Yum! Brands, Inc.	9,049	1,257,268
		169,824,445
CONSUMER STAPLES — 5.7%
Altria Group, Inc.	53,841	3,108,779
Archer-Daniels-Midland Co.	15,261	833,251
Brown-Forman Corp. Class B	5,827	245,200
Bunge Global SA	4,300	385,882
Campbell's Co.	6,461	298,498
Church & Dwight Co., Inc.	7,203	793,266
Clorox Co.	4,169	696,932
Coca-Cola Co.	119,878	7,681,782
Colgate-Palmolive Co.	25,692	2,482,618
Conagra Brands, Inc.	14,679	404,406
Constellation Brands, Inc. Class A	4,776	1,150,777
Costco Wholesale Corp.	13,730	13,343,912
Dollar General Corp.	7,274	562,062
Dollar Tree, Inc. (a)	6,345	452,208
Estee Lauder Cos., Inc. Class A	7,664	552,728
General Mills, Inc.	16,995	1,126,089
Hershey Co.	4,706	828,868
Hormel Foods Corp.	7,898	256,132
J.M. Smucker Co.	3,555	418,743
Kellanova	8,484	689,664
Kenvue, Inc.	56,263	1,354,813
Keurig Dr. Pepper, Inc.	31,389	1,024,851
Kimberly-Clark Corp.	10,347	1,441,854
Kraft Heinz Co.	26,151	836,048
Kroger Co.	19,842	1,211,949
Lamb Weston Holdings, Inc.	4,700	363,028
McCormick & Co., Inc.	8,422	660,369

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B	5,909	$366,713
Mondelez International, Inc. Class A	41,510	2,696,075
Monster Beverage Corp. (a)	22,010	1,213,411
PepsiCo, Inc.	42,821	6,999,093
Philip Morris International, Inc.	47,785	6,358,272
Procter & Gamble Co.	72,936	13,074,507
Sysco Corp.	15,041	1,159,812
Target Corp.	14,236	1,883,565
Tyson Foods, Inc. Class A	8,849	570,761
Walgreens Boots Alliance, Inc. (b)	24,834	224,003
Walmart, Inc.	135,022	12,489,535
		90,240,456
ENERGY — 3.4%
APA Corp.	9,509	215,379
Baker Hughes Co.	30,098	1,322,807
Chevron Corp.	52,358	8,478,331
ConocoPhillips	40,287	4,364,693
Coterra Energy, Inc.	21,852	583,885
Devon Energy Corp.	19,086	724,314
Diamondback Energy, Inc.	5,566	988,466
EOG Resources, Inc.	17,923	2,388,419
EQT Corp.	18,895	858,589
Exxon Mobil Corp.	137,746	16,248,518
Halliburton Co.	29,167	929,261
Hess Corp.	8,916	1,312,257
Kinder Morgan, Inc.	60,655	1,714,717
Marathon Petroleum Corp.	10,312	1,610,219
Occidental Petroleum Corp.	21,460	1,085,447
ONEOK, Inc.	17,966	2,040,938
Phillips 66 Co.	12,892	1,727,270
Schlumberger NV	43,911	1,929,449
Targa Resources Corp.	7,000	1,430,100
Texas Pacific Land Corp. (b)	600	960,054
Valero Energy Corp.	10,275	1,429,047
Williams Cos., Inc.	38,372	2,245,529
		54,587,689
FINANCIALS — 13.8%
Aflac, Inc.	15,933	1,816,362
Allstate Corp.	8,467	1,755,971
American Express Co.	17,512	5,335,556
American International Group, Inc.	19,246	1,479,632
Ameriprise Financial, Inc.	2,976	1,708,135
Aon PLC Class A	6,648	2,602,958
Arch Capital Group Ltd.	11,464	1,154,654
Arthur J Gallagher & Co.	6,615	2,065,468
Assurant, Inc.	1,704	386,978
Bank of America Corp.	207,906	9,877,614
Bank of New York Mellon Corp.	23,372	1,913,466
Berkshire Hathaway, Inc. Class B (a)	56,579	27,328,789
Blackrock, Inc.	4,334	4,432,815
Security Description	Shares	Value
Blackstone, Inc.	22,176	$4,237,612
Brown & Brown, Inc.	7,479	845,875
Capital One Financial Corp.	11,473	2,202,931
Cboe Global Markets, Inc.	3,500	755,475
Charles Schwab Corp.	46,312	3,832,781
Chubb Ltd.	11,697	3,377,275
Cincinnati Financial Corp.	4,974	794,994
Citigroup, Inc.	59,131	4,190,614
Citizens Financial Group, Inc.	12,894	620,717
CME Group, Inc.	11,058	2,631,804
Corpay, Inc. (a)	2,065	787,137
Discover Financial Services	7,977	1,455,244
Erie Indemnity Co. Class A	800	352,448
Everest Group Ltd.	1,458	565,062
FactSet Research Systems, Inc.	1,101	540,228
Fidelity National Information Services, Inc.	17,435	1,487,206
Fifth Third Bancorp	21,927	1,053,812
Fiserv, Inc. (a)	17,744	3,920,714
Franklin Resources, Inc.	10,551	240,141
Global Payments, Inc.	7,257	863,293
Globe Life, Inc.	2,584	287,444
Goldman Sachs Group, Inc.	9,803	5,965,812
Hartford Financial Services Group, Inc.	8,967	1,105,721
Huntington Bancshares, Inc.	44,914	808,901
Intercontinental Exchange, Inc.	17,778	2,861,547
Invesco Ltd.	14,689	265,724
Jack Henry & Associates, Inc.	2,380	419,308
JPMorgan Chase & Co.	87,876	21,944,395
KeyCorp	30,771	599,419
KKR & Co., Inc.	20,500	3,338,835
Loews Corp.	5,606	486,208
M&T Bank Corp.	4,943	1,087,411
MarketAxess Holdings, Inc.	1,100	284,559
Marsh & McLennan Cos., Inc.	15,011	3,501,016
Mastercard, Inc. Class A	25,628	13,658,186
MetLife, Inc.	18,687	1,648,754
Moody's Corp.	4,902	2,450,902
Morgan Stanley	38,338	5,045,664
MSCI, Inc.	2,388	1,455,796
Nasdaq, Inc.	12,975	1,076,795
Northern Trust Corp.	6,568	730,099
PayPal Holdings, Inc. (a)	31,594	2,741,411
PNC Financial Services Group, Inc.	12,147	2,608,204
Principal Financial Group, Inc.	6,126	533,513
Progressive Corp.	18,300	4,920,504
Prudential Financial, Inc.	10,906	1,411,345
Raymond James Financial, Inc.	5,600	947,968
Regions Financial Corp.	30,340	827,068
S&P Global, Inc.	9,956	5,202,110
State Street Corp. (c)	9,633	948,947
Synchrony Financial	11,497	776,277
T. Rowe Price Group, Inc.	6,522	807,684
Travelers Cos., Inc.	6,982	1,857,491

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Truist Financial Corp.	42,236	$2,013,813
U.S. Bancorp	49,251	2,624,586
Visa, Inc. Class A	51,820	16,327,446
W.R. Berkley Corp.	9,375	605,156
Wells Fargo & Co.	105,998	8,073,868
Willis Towers Watson PLC	3,028	975,016
		219,838,664
HEALTH CARE — 10.5%
Abbott Laboratories	54,255	6,443,866
AbbVie, Inc.	54,534	9,975,905
Agilent Technologies, Inc.	9,209	1,270,566
Align Technology, Inc. (a)	2,372	552,130
Amgen, Inc.	16,705	4,725,343
Baxter International, Inc.	17,009	573,373
Becton Dickinson & Co.	9,050	2,008,195
Biogen, Inc. (a)	4,747	762,511
Bio-Techne Corp.	5,004	377,101
Boston Scientific Corp. (a)	44,998	4,079,519
Bristol-Myers Squibb Co.	63,113	3,737,552
Cardinal Health, Inc.	7,470	913,133
Catalent, Inc. (a)	5,974	365,071
Cencora, Inc.	5,452	1,371,450
Centene Corp. (a)	15,796	947,760
Charles River Laboratories International, Inc. (a)	1,695	337,407
Cigna Group	8,673	2,929,739
Cooper Cos., Inc. (a)	6,600	689,436
CVS Health Corp.	38,769	2,320,325
Danaher Corp.	20,056	4,807,223
DaVita, Inc. (a)	1,472	244,602
Dexcom, Inc. (a)	12,820	999,832
Edwards Lifesciences Corp. (a)	19,208	1,370,491
Elevance Health, Inc.	7,182	2,922,787
Eli Lilly & Co.	24,314	19,338,140
GE HealthCare Technologies, Inc.	13,395	1,114,732
Gilead Sciences, Inc.	38,160	3,532,853
HCA Healthcare, Inc.	5,710	1,868,426
Henry Schein, Inc. (a)	4,200	323,610
Hologic, Inc. (a)	7,758	616,761
Humana, Inc.	3,665	1,086,233
IDEXX Laboratories, Inc. (a)	2,491	1,050,579
Incyte Corp. (a)	4,600	343,114
Insulet Corp. (a)	2,200	586,916
Intuitive Surgical, Inc. (a)	11,057	5,992,894
IQVIA Holdings, Inc. (a)	5,273	1,059,029
Johnson & Johnson	74,515	11,550,570
Labcorp Holdings, Inc.	2,574	620,746
McKesson Corp.	3,982	2,502,687
Medtronic PLC	39,839	3,447,667
Merck & Co., Inc.	78,331	7,961,563
Mettler-Toledo International, Inc. (a)	690	863,328
Moderna, Inc. (a)	10,800	465,048
Molina Healthcare, Inc. (a)	1,797	535,326
Pfizer, Inc.	174,529	4,574,405
Security Description	Shares	Value
Quest Diagnostics, Inc.	3,710	$603,469
Regeneron Pharmaceuticals, Inc. (a)	3,290	2,468,224
ResMed, Inc.	4,289	1,068,047
Revvity, Inc.	3,690	428,557
Solventum Corp. (a)	4,617	330,162
STERIS PLC	2,854	625,197
Stryker Corp.	10,545	4,135,222
Teleflex, Inc.	1,554	299,689
Thermo Fisher Scientific, Inc.	11,915	6,310,541
UnitedHealth Group, Inc.	28,573	17,435,244
Universal Health Services, Inc. Class B	1,900	389,500
Vertex Pharmaceuticals, Inc. (a)	7,982	3,736,614
Viatris, Inc.	39,337	514,921
Waters Corp. (a)	1,867	718,272
West Pharmaceutical Services, Inc.	2,270	739,294
Zimmer Biomet Holdings, Inc.	5,927	664,417
Zoetis, Inc.	14,289	2,504,147
		167,131,461
INDUSTRIALS — 8.6%
3M Co.	16,669	2,225,812
A.O. Smith Corp.	4,100	305,409
Allegion PLC	2,873	404,633
Amentum Holdings, Inc. (a)	4,016	97,790
AMETEK, Inc.	7,476	1,453,185
Automatic Data Processing, Inc.	12,534	3,847,061
Axon Enterprise, Inc. (a)	2,100	1,358,616
Boeing Co. (a)	22,698	3,528,177
Broadridge Financial Solutions, Inc.	3,400	802,468
Builders FirstSource, Inc. (a)	3,800	708,586
Carrier Global Corp.	26,370	2,040,247
Caterpillar, Inc.	14,953	6,072,563
CH Robinson Worldwide, Inc.	3,797	400,887
Cintas Corp.	10,388	2,345,506
Copart, Inc. (a)	27,724	1,757,424
CSX Corp.	58,633	2,143,036
Cummins, Inc.	4,134	1,550,415
Dayforce, Inc. (a)(b)	4,300	343,957
Deere & Co.	7,941	3,699,712
Delta Air Lines, Inc.	18,849	1,202,943
Dover Corp.	4,075	839,042
Eaton Corp. PLC	12,373	4,645,072
Emerson Electric Co.	18,076	2,396,878
Equifax, Inc.	3,739	977,973
Expeditors International of Washington, Inc.	4,267	519,038
Fastenal Co.	17,019	1,422,108
FedEx Corp.	6,936	2,099,319
Fortive Corp.	11,591	919,514
GE Vernova, Inc. (a)	8,461	2,826,989
Generac Holdings, Inc. (a)	2,023	380,729
General Dynamics Corp.	8,090	2,297,641
General Electric Co.	33,447	6,092,705

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	20,120	$4,686,552
Howmet Aerospace, Inc.	11,629	1,376,641
Hubbell, Inc.	1,600	736,144
Huntington Ingalls Industries, Inc.	1,279	253,140
IDEX Corp.	2,284	526,759
Illinois Tool Works, Inc.	8,401	2,331,446
Ingersoll Rand, Inc.	12,106	1,261,082
Jacobs Solutions, Inc.	4,016	567,180
JB Hunt Transport Services, Inc.	2,617	494,901
Johnson Controls International PLC	20,231	1,696,572
L3Harris Technologies, Inc.	5,712	1,406,580
Leidos Holdings, Inc.	4,300	711,220
Lockheed Martin Corp.	6,480	3,430,577
Masco Corp.	7,115	573,184
Nordson Corp.	1,737	453,340
Norfolk Southern Corp.	6,885	1,899,227
Northrop Grumman Corp.	4,297	2,104,026
Old Dominion Freight Line, Inc.	5,500	1,238,270
Otis Worldwide Corp.	12,213	1,257,695
PACCAR, Inc.	16,019	1,874,223
Parker-Hannifin Corp.	3,875	2,723,737
Paychex, Inc.	10,063	1,471,915
Paycom Software, Inc.	1,622	376,174
Pentair PLC	5,463	595,412
Quanta Services, Inc.	4,454	1,534,492
Republic Services, Inc.	6,457	1,409,563
Rockwell Automation, Inc.	3,563	1,051,584
Rollins, Inc.	8,825	444,162
RTX Corp.	40,797	4,970,298
Snap-on, Inc.	1,606	593,722
Southwest Airlines Co.	19,627	635,130
Stanley Black & Decker, Inc.	5,068	453,333
Textron, Inc.	6,363	544,864
Trane Technologies PLC	6,960	2,896,891
TransDigm Group, Inc.	1,737	2,176,409
Uber Technologies, Inc. (a)	64,700	4,655,812
Union Pacific Corp.	18,739	4,584,684
United Airlines Holdings, Inc. (a)	10,517	1,018,361
United Parcel Service, Inc. Class B	22,534	3,058,314
United Rentals, Inc.	2,067	1,790,022
Veralto Corp.	6,685	723,250
Verisk Analytics, Inc.	4,505	1,325,416
Waste Management, Inc.	11,438	2,610,380
Westinghouse Air Brake Technologies Corp.	5,482	1,099,799
WW Grainger, Inc.	1,412	1,701,940
Xylem, Inc.	7,734	980,284
		136,010,142
INFORMATION TECHNOLOGY — 31.1%
Accenture PLC Class A	19,305	6,995,553
Adobe, Inc. (a)	13,840	7,140,471
Advanced Micro Devices, Inc. (a)	50,468	6,922,948
Security Description	Shares	Value
Akamai Technologies, Inc. (a)	4,784	$449,792
Amphenol Corp. Class A	37,230	2,704,759
Analog Devices, Inc.	15,391	3,356,008
ANSYS, Inc. (a)	2,873	1,008,710
Apple, Inc.	470,433	111,647,864
Applied Materials, Inc.	25,774	4,502,976
Arista Networks, Inc. (a)	7,927	3,216,935
Autodesk, Inc. (a)	6,489	1,894,139
Broadcom, Inc.	144,030	23,344,382
Cadence Design Systems, Inc. (a)	8,527	2,616,169
CDW Corp.	4,047	711,989
Cisco Systems, Inc.	125,613	7,437,546
Cognizant Technology Solutions Corp. Class A	14,697	1,182,961
Corning, Inc.	23,776	1,157,178
Crowdstrike Holdings, Inc. Class A (a)	7,000	2,421,790
Dell Technologies, Inc. Class C	9,000	1,148,310
Enphase Energy, Inc. (a)	4,455	317,864
EPAM Systems, Inc. (a)	1,968	480,035
F5, Inc. (a)	1,755	439,364
Fair Isaac Corp. (a)	700	1,662,521
First Solar, Inc. (a)	3,300	657,591
Fortinet, Inc. (a)	19,473	1,850,909
Gartner, Inc. (a)	2,400	1,243,032
Gen Digital, Inc.	17,519	540,461
GoDaddy, Inc. Class A (a)	4,600	908,822
Hewlett Packard Enterprise Co.	41,566	882,030
HP, Inc.	30,592	1,083,875
Intel Corp.	134,432	3,233,090
International Business Machines Corp.	28,420	6,462,992
Intuit, Inc.	8,563	5,495,134
Jabil, Inc.	3,900	529,737
Juniper Networks, Inc.	10,454	375,508
Keysight Technologies, Inc. (a)	5,114	873,676
KLA Corp.	4,068	2,632,118
Lam Research Corp.	39,750	2,936,730
Microchip Technology, Inc.	16,412	1,118,806
Micron Technology, Inc.	33,990	3,329,320
Microsoft Corp.	229,942	97,371,239
Monolithic Power Systems, Inc.	1,487	844,081
Motorola Solutions, Inc.	5,154	2,575,454
NetApp, Inc.	6,087	746,510
NVIDIA Corp.	761,210	105,237,282
NXP Semiconductors NV	7,800	1,789,086
ON Semiconductor Corp. (a)	13,927	990,488
Oracle Corp.	49,212	9,096,346
Palantir Technologies, Inc. Class A (a)	63,100	4,232,748
Palo Alto Networks, Inc. (a)	10,016	3,884,405
PTC, Inc. (a)	3,479	696,009
Qorvo, Inc. (a)	3,080	212,674
QUALCOMM, Inc.	34,226	5,425,848
Roper Technologies, Inc.	3,291	1,864,154

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Salesforce, Inc.	29,820	$9,840,302
Seagate Technology Holdings PLC	6,121	620,241
ServiceNow, Inc. (a)	6,376	6,691,229
Skyworks Solutions, Inc.	5,143	450,475
Super Micro Computer, Inc. (a)	16,000	522,240
Synopsys, Inc. (a)	4,791	2,675,726
TE Connectivity PLC	9,754	1,474,024
Teledyne Technologies, Inc. (a)	1,453	705,083
Teradyne, Inc.	5,098	560,780
Texas Instruments, Inc.	28,453	5,719,907
Trimble, Inc. (a)	8,191	597,697
Tyler Technologies, Inc. (a)	1,344	845,604
VeriSign, Inc. (a)	2,490	466,078
Western Digital Corp. (a)	10,717	782,234
Zebra Technologies Corp. Class A (a)	1,647	670,329
		494,502,368
MATERIALS — 2.1%
Air Products & Chemicals, Inc.	6,948	2,322,925
Albemarle Corp.	3,730	401,721
Amcor PLC	46,908	499,101
Avery Dennison Corp.	2,581	531,557
Ball Corp.	10,226	635,648
Celanese Corp.	3,065	224,389
CF Industries Holdings, Inc.	6,161	552,395
Corteva, Inc.	21,161	1,317,061
Dow, Inc.	21,391	945,696
DuPont de Nemours, Inc.	12,702	1,061,760
Eastman Chemical Co.	3,755	393,224
Ecolab, Inc.	7,802	1,940,904
FMC Corp.	3,380	199,724
Freeport-McMoRan, Inc.	45,432	2,008,094
International Flavors & Fragrances, Inc.	7,817	714,161
International Paper Co. (b)	10,112	594,889
Linde PLC	14,992	6,911,162
LyondellBasell Industries NV Class A	8,622	718,557
Martin Marietta Materials, Inc.	1,866	1,119,600
Mosaic Co.	9,816	259,731
Newmont Corp.	36,277	1,521,457
Nucor Corp.	7,049	1,090,410
Packaging Corp. of America	2,700	671,895
PPG Industries, Inc.	7,094	882,281
Sherwin-Williams Co.	7,224	2,870,818
Smurfit WestRock PLC	15,753	866,730
Steel Dynamics, Inc.	4,300	624,661
Vulcan Materials Co.	4,190	1,207,265
		33,087,816
REAL ESTATE — 2.2%
Alexandria Real Estate Equities, Inc. REIT	4,770	525,797
American Tower Corp. REIT	14,160	2,959,440
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	4,228	$995,060
BXP, Inc. REIT	4,739	388,551
Camden Property Trust REIT	3,529	443,948
CBRE Group, Inc. Class A (a)	9,029	1,263,970
CoStar Group, Inc. (a)	12,153	988,525
Crown Castle, Inc. REIT	13,619	1,447,019
Digital Realty Trust, Inc. REIT	9,362	1,832,050
Equinix, Inc. REIT	2,900	2,846,292
Equity Residential REIT	11,082	849,546
Essex Property Trust, Inc. REIT	1,975	613,158
Extra Space Storage, Inc. REIT	6,694	1,144,406
Federal Realty Investment Trust REIT	1,900	221,635
Healthpeak Properties, Inc. REIT	20,531	451,477
Host Hotels & Resorts, Inc. REIT	22,759	419,221
Invitation Homes, Inc. REIT	18,923	648,113
Iron Mountain, Inc. REIT	9,474	1,171,650
Kimco Realty Corp. REIT	20,350	520,350
Mid-America Apartment Communities, Inc. REIT	3,664	601,482
Prologis, Inc. REIT	28,226	3,296,232
Public Storage REIT	4,846	1,686,650
Realty Income Corp. REIT	27,600	1,597,764
Regency Centers Corp. REIT	5,799	438,346
SBA Communications Corp. REIT	3,465	783,956
Simon Property Group, Inc. REIT	9,441	1,733,368
UDR, Inc. REIT	9,900	454,014
Ventas, Inc. REIT	13,102	839,445
VICI Properties, Inc. REIT	33,266	1,084,804
Welltower, Inc. REIT	18,181	2,512,251
Weyerhaeuser Co. REIT	21,067	679,621
		35,438,141
UTILITIES — 2.4%
AES Corp.	21,959	286,345
Alliant Energy Corp.	7,500	474,000
Ameren Corp.	8,814	831,953
American Electric Power Co., Inc.	16,038	1,601,555
American Water Works Co., Inc.	5,887	806,166
Atmos Energy Corp.	4,300	650,676
CenterPoint Energy, Inc.	20,586	671,515
CMS Energy Corp.	9,701	676,257
Consolidated Edison, Inc.	10,372	1,043,319
Constellation Energy Corp.	9,821	2,519,676
Dominion Energy, Inc.	26,611	1,563,396
DTE Energy Co.	6,559	824,991
Duke Energy Corp.	24,005	2,809,785
Edison International	12,588	1,104,597
Entergy Corp.	6,742	1,052,898
Evergy, Inc.	7,574	489,508
Eversource Energy	10,196	657,540

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	32,407	$1,282,021
FirstEnergy Corp.	14,960	636,548
NextEra Energy, Inc.	64,174	5,048,569
NiSource, Inc.	11,478	437,197
NRG Energy, Inc.	6,198	629,779
PG&E Corp.	65,449	1,415,662
Pinnacle West Capital Corp. (b)	2,969	278,195
PPL Corp.	24,204	845,446
Public Service Enterprise Group, Inc.	14,970	1,411,671
Sempra	19,752	1,850,170
Southern Co.	33,952	3,026,142
Vistra Corp.	9,800	1,566,432
WEC Energy Group, Inc.	10,370	1,047,889
Xcel Energy, Inc.	16,624	1,206,237
		38,746,135
TOTAL COMMON STOCKS (Cost $257,646,921)		1,579,579,863

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.63% (d) (e)	9,896,939	9,896,939
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	3,619,556	$3,619,556
TOTAL SHORT-TERM INVESTMENTS (Cost $13,516,495)		13,516,495
TOTAL INVESTMENTS — 100.1% (Cost $271,163,416)		1,593,096,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,760,235)
NET ASSETS — 100.0%		$1,591,336,123
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	42	12/20/2024	$12,298,400	$12,708,150	$409,750

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,579,579,863	$—	$—	$1,579,579,863
Short-Term Investments	13,516,495	—	—	13,516,495
TOTAL INVESTMENTS	$1,593,096,358	$—	$—	$1,593,096,358
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$409,750	$—	$—	$409,750
TOTAL OTHER FINANCIAL INSTRUMENTS:	$409,750	$—	$—	$409,750
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Corp.	9,633	$839,034	$—	$—	$—	$109,913	9,633	$948,947	$7,321
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,973,574	7,973,574	32,682,708	30,759,343	—	—	9,896,939	9,896,939	81,505
State Street Navigator Securities Lending Portfolio II	1,545,919	1,545,919	7,733,261	5,659,624	—	—	3,619,556	3,619,556	829
Total		$10,358,527	$40,415,969	$36,418,967	$—	$109,913		$14,465,442	$89,655
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2024  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2024 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2024  (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2024, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.